Employee benefits - Net defined benefit obligations - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in net defined benefit liability (asset) [abstract]
Net interest on the defined benefit liability	€ 12	€ 20	€ 16
Actuarial losses/(gains) arising from changes of assumptions	(31)	(109)	45
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	3,430	3,837	3,727
Service cost	150	146	786
Net interest on the defined benefit liability	17	27	23
Actuarial losses/(gains) arising from changes of assumptions	102	82	(34)
(Gains)/Losses arising from experience	(103)	5	78
Benefits paid	(555)	(687)	(746)
Translation adjustment and other	(11)	20	3
Total-closing balance	3,029	3,430	3,837
Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	63	182	€ (38)
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	543
Service cost	1
Net interest on the defined benefit liability	6
Actuarial losses/(gains) arising from changes of assumptions	17
(Gains)/Losses arising from experience	1
Benefits paid	(21)
Translation adjustment and other	(18)
Total-closing balance	529	543
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	34
Capital-based defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	1,003
Service cost	60
Net interest on the defined benefit liability	12
Actuarial losses/(gains) arising from changes of assumptions	49
(Gains)/Losses arising from experience	(11)
Benefits paid	(33)
Translation adjustment and other	(4)
Total-closing balance	1,076	1,003
Capital-based defined benefit plans [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	29
Other post-employment benefits [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	17
Service cost	0
Net interest on the defined benefit liability	0
Benefits paid	(1)
Translation adjustment and other	0
Total-closing balance	17	17
French part-time for seniors plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	1,233
Service cost	32
Net interest on the defined benefit liability	(3)
Actuarial losses/(gains) arising from changes of assumptions	37
(Gains)/Losses arising from experience	(92)
Benefits paid	(405)
Translation adjustment and other	0
Total-closing balance	802	1,233
French part-time for seniors plans [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	0
Other long-term benefits [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	634
Service cost	57
Net interest on the defined benefit liability	1
Actuarial losses/(gains) arising from changes of assumptions	0
(Gains)/Losses arising from experience	(1)
Benefits paid	(95)
Translation adjustment and other	10
Total-closing balance	605	€ 634
Other long-term benefits [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	€ 1